INVESTMENTS	12 Months Ended
Dec. 31, 2018
INVESTMENTS.
INVESTMENTS

7.    INVESTMENTS

The investments as of December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018

Equity securities with readily determinable fair values:
Accor	780	3,816
Other marketable securities	257	295
Equity securities without readily determinable fair values:
OYO	66	66
Mobike	67	—
BJ GOOAGOO/GOOAGOO	60	—
Blossom Hill (Note 3)	60	—
Other equity securities without readily determinable fair values	103	113
Equity-method investments:
AAPC LUB	478	461
Hotel related funds	56	503
Shared office management entities	148	111
China Young	41	34
Cjia/Cjia Group	—	298
China Hospitality JV	—	117
BJ GOOAGOO/GOOAGOO	—	52
Other investments	30	55
Available-for-sale debt securities:
Cjia/Cjia Group	246	220
CREATER	100	100
Total	2,492	6,241

Equity securities with readily determinable fair values:

In 2017 and 2018, the Group purchased 2,309,981 and 10,782,131 ordinary shares of Accor, a hotel group listed in Paris stock exchange, from open market. As of December 31, 2018, the Group accumulatively hold 13,092,112 shares of Accor, which accounts for less than 5% of Accor’ total outstanding shares where the Group does not have the ability to significantly influence the operations of this entity. In 2018, along with the adoption of ASU 2016-01, the Group recognized unrealized losses from fair value changes of Accor of RMB794.

At December 31, 2017 and December 31, 2018, the Group had RMB257 and RMB295, respectively, of other marketable securities, which represent investments in entities in hospitality or related industries where the Group do not have the ability to significantly influence the operations of these entities. In 2018, the Group recognized unrealized losses from fair value changes of other marketable securities of RMB120.

Equity securities without readily determinable fair values:

In September 2017, the Group purchased approximately 1% equity interest of Oravel Stays Private limited (“OYO”), an India leading hospitality company. The Group accounted the investment as equity securities without readily determinable fair values since the Group does not have the ability to exert significant influence over OYO.

In January 2017, the Group purchased 1,316,205 preferred shares and invested in convertible notes with principal amount of US$5.0 million and interest rate of 8% of Mobike Ltd. (“Mobike”), a Chinese bike-sharing company. As of December 31, 2017, the Group had less than 1% equity interest of Mobike. The Group accounted the investment at cost method prior to 2018. Along with the adoption of ASC 2016-01, the Group accounted it as equity securities without readily determinable fair values. In 2018, the Group disposed all the Mobike preferred shares and recognized a gain of RMB55.

Other equity securities without readily determinable fair values included several insignificant investments in certain privately-held companies.

Equity-method investments:

In January 2016, the Group acquired approximately 28% equity interest in AAPC LUB (Note 3). The Group accounted for the investment in AAPC LUB under equity-method as the Group has the ability to exert significant influence. The Group recognized investment income of RMB31 and RMB43 in income (loss) from equity method investments in 2017 and 2018, respectively. In 2018, the Group received cash dividend from AAPC LUB of RMB60 which was recognized as a return on  investment.

As of December 31, 2017 and 2018, the Group had RMB56 and RMB503, respectively, of investments in hotel related funds. Those funds were VIEs and were managed by or power shared with un-related third-parties. However, the Group determined that they were not the primary beneficiary of those VIEs since the Group did not have the power to direct the activities of these VIEs that most significantly impacted its economic performance. The Group accounted for the investment under equity-method. The Group recognized investment loss of nil and RMB28 in income (loss) from equity method investments in 2017 and 2018, respectively. The maximum potential financial statement loss the Group could incur if the investment funds were to default on all of their obligations is the loss of value of the interests in such investments of RMB503 that the Group holds as of December 31, 2018.

In 2016, the Group sold its subsidiary, Chengjia Hotel Management Co., Ltd. to Chengjia (Shanghai) Apartment Management Co., Limited (“Cjia”), the Group's equity investee. As a result, the Group recognized a gain of RMB50 in other income in 2016. As of December 31, 2016, the Group had approximately 23% equity interest of Cjia and a sixty-month convertible note with original value of RMB52. In 2017, the Group invested in Cjia for convertible notes totaled RMB200. With the injection from an unrelated investor to Cjia, the Group recognized gain on deemed disposal of RMB40 in other income in 2017. As of December 31, 2017, the Group had approximately 17% equity interest and three convertible notes with original value totaled RMB252 of Cjia. The Group accounted for the equity investment in Cjia under equity-method as the Group has the ability to exert significant influence. The convertible notes are recorded as available-for-sale debt securities. In 2018, Cjia completed its restructuring, and accordingly the Company's equity interest of 17% in Cjia was transformed to be the Group's equity interest of 17% in China Cjia Group Limited (“Cjia Group”). In addition, the Group made further investment in preferred shares of Cjia Group of US$45 million in 2018. Meanwhile, the convertible notes of Cjia could be replaced by converted notes of Cjia Group in the next four years. The Group recognized investment loss of RMB25,  RMB33 and RMB38 in income (loss) from equity method investments in 2016, 2017 and 2018, respectively. Loss from equity method investments reduced the cost of equity-method investment to zero and further adjusted the carrying amount of convertible notes and preferred shares.

In 2018, the Group partnered with an unrelated third party investor to form China Hospitality JV, Ltd. (“China Hospitality JV”), of which the Group holds 20% equity interest. The business of China Hospitality JV was to acquire and operate two hotel properties. As of December 31, 2018, the Group had approximately 20% equity interest of China Hospitality JV. The Group accounted for the investment in China Hospitality JV under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of RMB11 in income (loss) from equity method investments in 2018.

In 2014, the Group purchased approximately 8% equity interest in Beijing GOOAGOO Technology Service Co., Ltd. (“BJ GOOAGOO”), a high-tech service provider for Offline-To-Online data processing and platform operation. After restructuring of BJ GOOAGOO and further investment of the Group in 2015 and 2016, as of December 31, 2017, the Group had approximately 19% equity interest of in Gooagoo Group Holdings Limited (“GOOAGOO”). The Group accounted for the investment as equity securities without readily determinable fair values since the Group does not have the ability to exert significant influence over those companies. In 2018, the Group further invested in GOOAGOO. As of December 31, 2018, the Group had approximately 41% equity interest of in GOOAGOO and reclassified GOOAGOO from equity securities without readily determinable fair values to equity-method investments as the Group has the ability to exert significant influence through the increased voting power. The Group recognized investment loss of RMB14 in income (loss) from equity method investments in 2018.

Other investments included several insignificant equity investments in certain privately-held companies.

Available-for-sale debt securities:

In September 2017, the Group invested in Shanghai CREATER Industrial Co., Ltd. (“CREATER”), a staged office space company in China, for two-year convertible notes amounted RMB100 with an interest rate of 10% per year. The convertible notes with equity pledge are convertible upon satisfaction of certain conditions or at the option of the Group to ordinary shares in the last month before the expiration. The convertible notes are recorded as available-for-sale debt securities.